Expense Example - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 20% - Fidelity Asset Manager 20%	Nov. 29, 2022 USD ($)
Expense Example:
1 year	$ 52
3 years	164
5 years	285
10 years	$ 640